CONVERTIBLE PREFERRED STOCK - Additional Information (Details)				1 Months Ended		2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 30, 2025 $ / shares	Jan. 31, 2023 shares	Aug. 30, 2022 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares	Nov. 30, 2023 shares	Jan. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Days $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Mar. 10, 2023 shares	Jan. 30, 2023 shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Common stock, shares issued		783,098					70,292,737			70,292,737		20,274,238		922,362
Preferred stock, aggregate purchase price | $									$ 200,000			$ 200,000
Common stock, shares outstanding		783,098					70,292,737			70,292,737		20,274,238		922,362
Conversion rate of preferred stock into common stock | $ / shares	$ 10											$ 0.25
Preferred stock short-term liability fair value | $				$ 13,491,000
Redemption per share remeasured | $ / shares				$ 10
Preferred stock mandatorily redeemable amount | $				$ 23,889,050
Adjustment to net loss available to common shareholders | $				$ 10,398,050
Interest expense recognized on remeasurement of preferred stock liability | $							$ 0	$ 0		$ 10,398,050	$ 0
Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		28,750
Founder shares forfeited		8,355,393
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Nautilus Maser Fund, L.P. [Member]
Class of Stock [Line Items]
Shares transferred		3,750
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Cohen & Company Capital Markets [Member]
Class of Stock [Line Items]
Shares transferred		1,250
Services Agreement With Anzu Partners [Member]
Class of Stock [Line Items]
Payment to business combination | $			$ 500,000
Warrant with strike price | $ / shares			$ 0.01
Payment for exercise of warrants | $														$ 500,000
Stock Purchase Agreement [Member] | Wilson Sonsini Goodrich & Rosati [Member]
Class of Stock [Line Items]
Common stock, shares issued																4,887
Preferred stock, shares issued																195,452
Common Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock in to common stock		580,943
Issuance of Common Stock (in shares)		91,899							40,000			40,000	[1],[2]
Preferred stock, aggregate purchase price | $									$ 4			$ 4	[1]
Conversion of shares		34,045												32,500	[1],[2]
Conversion of stock		138,922
Legacy Nuburu's [Member]
Class of Stock [Line Items]
Common stock, shares issued		10,782,091
Preferred stock, shares issued		40,392,723
Preferred stock, shares outstanding		40,392,723
Common stock, shares outstanding		10,782,091															2,642,239
Percentage of common stock to be received		99.00%
Legacy Nuburu's [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of outstanding warrants to purchase shares		4,000,000
Conversion Rights [Member]
Class of Stock [Line Items]
Price per share | $ / shares	$ 11.5											$ 11.5
Minimum VWAP percentage	115.00%											115.00%
Preferred stock convertible threshold minimum percentage of voting stock outstanding												9.99%
Conversion Rights [Member] | Certificate of Designations [Member]
Class of Stock [Line Items]
Conversion rate of preferred stock into common stock | $ / shares	$ 5											$ 5
Conversion Rights [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued					32,500
Mandatory Conversion [Member]
Class of Stock [Line Items]
Threshold percentage of conversion price for mandatory conversion										200.00%		200.00%
Conversion price trading days | Days												20
Conversion price trading day										20 days
Conversion price trading days period										30 days		30 days
Brick Lane Convertible Notes
Class of Stock [Line Items]
Preferred stock conversion shares										100,000
Bomore Convertible Notes
Class of Stock [Line Items]
Preferred stock conversion shares										100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							50,000,000			50,000,000		50,000,000		50,000,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued							2,188,905			2,188,905		2,388,905		2,388,905				23,237,703
Preferred stock, shares outstanding							2,188,905			2,188,905		2,388,905		2,388,905				23,237,703
Conversion of shares		1,361,787
Conversion rate of preferred stock into common stock | $ / shares							$ 0.25			$ 0.25		$ 0.25
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding		650,000
Series A Preferred Stock [Member] | Legacy Nuburu's [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		15,478
Series A Preferred Stock [Member] | Tailwind [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		316,188
Series A Preferred Stock [Member] | Conversion Rights [Member]
Class of Stock [Line Items]
Conversion of stock					650,000
Series A Preferred Stock [Member] | Conversion Rights [Member] | Certificate of Designations [Member]
Class of Stock [Line Items]
Conversion rate of preferred stock into common stock | $ / shares							$ 5			$ 5		$ 5
Series C Preferred Stock [Member] | Legacy Nuburu's [Member]
Class of Stock [Line Items]
Purchase price per share | $ / shares						$ 5
Issuance of Common Stock (in shares)						1,166,372
Preferred stock, aggregate purchase price | $						$ 5,800,000
Preferred Stock [Member] | Services Agreement With Anzu Partners [Member]
Class of Stock [Line Items]
Number of outstanding warrants to purchase shares			500,000

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.